Subsequent Events - Narrative (Details)	Apr. 02, 2019 EUR (€)	Apr. 01, 2019 EUR (€)	Apr. 16, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)				89,452,626	89,452,626
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)			5,000,000
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Extended expiration period	3 years
Revolving credit commitments | €	€ 250,000,000	€ 75,000,000
Maximum leverage ratio	2.25
Minimum leverage ratio	1.75
Leverage ratio		2.30
Subsequent Event | Revolving Credit Facility | Eurodollar
Subsequent Event [Line Items]
Basis spread on variable rate	1.90%	2.50%
Commitment fee	35.00%